Leases - Summary of Lessee operating lease liability maturity (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Less than 1 year		¥ 44,455
1 to 2 years		35,801
2 to 3 years		28,421
3 to 4 years		22,986
4 to 5 years		19,488
More than 5 years		52,747
Total undiscounted lease payments		203,898
Less: Impact of discounting		(10,015)
Lease liabilities as reported in the consolidated balance sheets	[1]	¥ 193,883	¥ 198,131
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Lease liabilities as reported in the consolidated balance sheets	Lease liabilities as reported in the consolidated balance sheets

[1]	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.